Long-Term Debt (Schedule Of Current Portion Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Current Portion of Long-Term Debt	$ 500	$ 492
4.30% Due March 12, 2012 [Member]
Debt Instrument [Line Items]
Current Portion of Long-Term Debt		492
4.75% Due October 15, 2013 [Member]
Debt Instrument [Line Items]
Current Portion of Long-Term Debt	$ 500